UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-6239

			 		Tax-Free Fund for Utah
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	12/31/06

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT

December 31, 2006


                        [LOGO OF TAX-FREE FUND FOR UTAH:
    A RECTANGLE CONTAINING DESERT BOULDERS WITH THE SUN RISING BEHIND THEM](SM)

                                TAX-FREE FUND FOR
                                      UTAH

                          A TAX-FREE INCOME INVESTMENT

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA GROUP OF FUNDS(SM)

[LOGO OF TAX-FREE FUND FOR UTAH:
A RECTANGLE CONTAINING DESERT BOULDERS
WITH THE SUN RISING BEHIND THEM](SM)

                  SERVING UTAH INVESTORS FOR MORE THAN A DECADE

                             TAX-FREE FUND FOR UTAH

                          "TAX-FREE IN BLACK AND WHITE"

                                                                  February, 2007

Dear Fellow Shareholder:

      We have all seen and heard the words "tax-free" over and over in various contexts. In fact, the name of the Fund contains the words "tax-free." But, what does that really mean to you in black and white?

      As you know, you have to pay federal, state, and/or local taxes on the dividends distributed to you by a taxable mutual fund. Thus, a bond fund which invests in tax-free municipal bonds, such as Tax-Free Fund For Utah, may actually generate more net dividend income than a taxable bond fund with a higher stated yield.

      How is this possible? Let's use a simple example.

      Suppose you invest $10,000 in a hypothetical TAX-FREE municipal bond fund with a yield of 4%, paying dividends that are EXEMPT FROM FEDERAL INCOME TAXES, and you also invest $10,000 in a hypothetical TAXABLE bond fund with a yield of 5.5%, paying dividends that are TAXABLE AT THE FEDERAL LEVEL. The example below shows the outcome for an investor in the 33% federal income tax bracket. As you can see, your investment in the tax-free municipal bond fund would have ended up with more after-tax income even though the fund's yield was lower.

                                  [BAR CHART]

                                        Federal Income     Interest Income
                                           Taxes            After Taxes

Tax-Free Municipal Bond                                         $400
Fund Yielding 4%                                          (Assumes no taxes)

Taxable Bond Fund Yielding 5.5%           $181.50             $368.50
                                       Tax Rate 33%

      To help you compare taxable bond funds versus tax-free municipal bond funds, a taxable-equivalent yield is often used. The taxable-equivalent yield provides you with the rate that a taxable bond fund would have to yield to give you the same after-tax yield as a tax-free municipal bond fund. (You should be aware that the calculation does not take into account the impact of state income taxes, or any alternative minimum taxes, to which some investors may be subject.)

                      NOT A PART OF THE SEMI-ANNUAL REPORT

In its simplest terms,

--------------------------------------------------------------------------------
Yield of tax-free municipal bond fund
-------------------------------------       =      Your taxable-equivalent yield
1.00 - your federal income tax rate
--------------------------------------------------------------------------------

      Using the above tax-free example of a 4% yield and a federal tax bracket of 33%, the calculation would be as follows:

--------------------------------------------------------------------------------
     4
-----------                                 =      5.97%
1.00 - 0.33
--------------------------------------------------------------------------------

      In other words, a tax-free investment of 4.00% and a taxable investment of 5.97% would provide the same yield after taxes.

      EFFECT OF FEDERAL INCOME TAXES ON YIELDS OF TAX-EXEMPT AND TAXABLE INSTRUMENTS

                                                       4.00%           5.97%
                                                   TAX-FREE BOND   TAXABLE BOND

      Cash investment                               $   10,000       $   10,000
      Interest                                      $      400       $      597
      33% Federal income tax                        $        0       $   197.01
      Net return                                    $      400       $   399.99
      Yield on investment after federal taxes              4.0%             4.0%

      You should be aware that dividends paid by tax-free municipal bond funds, such as Tax-Free Fund For Utah, are often also exempt from state and/or local taxes. FACTORING IN THE EXEMPTION AT THE STATE AND/OR LOCAL LEVEL WOULD HAVE THE EFFECT OF INCREASING THE TAXABLE EQUIVALENT YIELD EVEN FURTHER.

      So, the next time that you see the phrase "tax-free," remember that in black and white, it oftentimes means more money into your pocket.

                                   Sincerely,


/s/ Diana P. Herrmann                        /s/ Lacy B. Herrmann

Diana P. Herrmann                            Lacy B. Herrmann
President                                    Founder and Chairman Emeritus

For certain investors, some dividends of your Fund may be subject to Federal and State taxes, including the Alternative Minimum Tax. These hypothetical examples are not intended to predict or project investment performance. Your own results will vary. State and local taxes, fees and expenses, if any, are not taken into account.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                             TAX-FREE FUND FOR UTAH
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2006 (UNAUDITED)

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      GENERAL OBLIGATION BONDS (23.4%)                                         S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                CITY, COUNTY AND STATE (10.0%)
                Anderson, Indiana San District
$    505,000    4.600%, 07/15/23 AMBAC Insured ...............................         Aaa/AAA          $     521,210
                Brian Head, Utah
     405,000    6.500%, 03/15/24 .............................................         NR/NR*                 438,615
                Cedar City, Utah Special Improvement
                   District Assessment
     235,000    5.050%, 09/01/10 .............................................         NR/NR*                 239,221
     215,000    5.200%, 09/01/11 .............................................         NR/NR*                 222,069
                Cedar Park, Texas
     835,000    4.500%, 02/15/22 MBIA Insured ................................         Aaa/AAA                849,721
                Clearfield City, Utah
   2,095,000    5.125%, 02/01/18 MBIA Insured (pre-refunded) .................         Aaa/AAA              2,157,850
                Coral Canyon, Utah Special Service District
     140,000    4.850%, 07/15/17 .............................................         NR/NR*                 144,418
     580,000    5.700%, 07/15/18 .............................................         NR/NR*                 599,111
                Dawson County, Texas Hospital District
     555,000    4.375%, 02/15/24 AMBAC Insured ...............................         NR/AAA                 557,425
                Denton County, Texas
     700,000    4.500%, 07/15/24 MBIA Insured ................................         Aaa/AAA                709,401
                Draper, Utah
     370,000    4.500%, 02/01/18 AMBAC Insured ...............................         Aaa/NR                 382,491
                Hurricane, Utah
     185,000    5.400%, 11/01/09 Radian Insured ..............................          NR/AA                 191,943
                Laredo, Texas
     300,000    4.250%, 08/15/21 AMBAC Insured ...............................         Aaa/AAA                301,278
     500,000    4.500%, 02/15/24 AMBAC Insured ...............................         Aaa/AAA                506,425
                Mckinney, Texas
   1,700,000    4.500%, 08/15/23 XLCA Insured ................................         Aaa/AAA              1,725,415
   1,375,000    5.000%, 08/15/24 XLCA Insured ................................         Aaa/AAA              1,467,180
                Mesquite, Texas
     510,000    4.625%, 02/15/22 FSA Insured .................................         Aaa/AAA                526,167
                Nevada State
     965,000    4.500%, 08/01/21 FSA Insured .................................         Aaa/AAA                984,792
                San Antonio, Texas
     125,000    4.750%, 02/01/24 FSA Insured .................................         Aaa/AAA                129,259

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                                     S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                CITY, COUNTY AND STATE (CONTINUED)
                San Patricio County Texas
$    450,000    4.600%, 04/01/25 AMBAC Insured ...............................         Aaa/NR           $     460,867
                Spokane County, Washington
     420,000    4.500%, 12/01/23  MBIA Insured ...............................         Aaa/AAA                427,946
                Waco, Texas
   2,560,000    4.500%, 02/01/24 MBIA Insured ................................         Aaa/AAA              2,585,677
                Washington County, Utah
   1,250,000    5.000%, 10/01/22 MBIA Insured ................................         Aaa/NR               1,318,075
                Washington State
   3,315,000    4.500%, 01/01/22 MBIA Insured ................................         Aaa/AAA              3,378,714
     705,000    4.500%, 07/01/23 FSA Insured .................................         Aaa/AAA                707,926
                Williamson County, Texas
     460,000    4.500%, 02/15/26 FSA Insured .................................         Aaa/AAA                463,404
                                                                                                        -------------
                Total City, County and State .................................                             21,996,600
                                                                                                        -------------
                SCHOOL DISTRICT (13.4%)
                Borger, Texas Independent School District
     400,000    4.500%, 02/15/24 .............................................         NR/AAA                 405,660
     500,000    4.500%, 02/15/25 .............................................         NR/AAA                 504,450
                Canutillo, Texas Independent School District
     500,000    4.500%, 08/15/25 .............................................         NR/AAA                 504,645
                Carbon County, Utah School District
     800,000    5.000%, 06/15/21 .............................................         Aaa/NR                 844,624
                Dallas, Texas Independent School District
   2,500,000    5.000%, 08/15/29 .............................................         Aaa/AAA              2,639,075
                Davis County, Utah School District
     575,000    5.000%, 06/01/15 (pre-refunded) ..............................         Aaa/NR                 610,109
     675,000    5.150%, 06/01/17 (pre-refunded) ..............................         Aaa/NR                 724,606
                Dripping Springs, Texas
     725,000    4.375%, 08/15/22 .............................................         Aaa/AAA                735,056
                Eagle Mountain & Saginaw, Texas Independent
                   School District
     300,000    4.750%, 08/15/21 .............................................         Aaa/AAA                313,134
     525,000    4.750%, 08/15/23 .............................................         Aaa/AAA                546,052
                Frisco, Texas Independent School District
   1,260,000    5.000%, 07/15/26 .............................................         Aaa/NR               1,328,645

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                                     S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                SCHOOL DISTRICT (CONTINUED)
                Galena Park, Texas Independent School District
$    295,000    4.625%, 08/15/25 .............................................         Aaa/NR           $     302,941
                Iron County, Utah School District
   1,375,000    4.000%, 01/15/18 .............................................         Aaa/NR               1,372,553
   2,115,000    4.000%, 01/15/20 .............................................         Aaa/NR               2,091,693
   1,260,000    5.000%, 01/15/21 .............................................         Aaa/NR               1,360,649
                Jacksboro, Texas Independent School District
     815,000    4.700%, 02/15/23 .............................................         NR/AAA                 847,584
                La Feria, Texas Independent School District
     210,000    4.400%, 02/15/24 .............................................         Aaa/NR                 211,275
                Lancaster, Texas School District
     300,000    4.375%, 02/15/22 .............................................         Aaa/AAA                303,360
                Lindale, Texas Independent School District
     440,000    4.250%, 02/15/21 .............................................         NR/AAA                 441,782
   1,000,000    4.250%, 02/15/22 .............................................         NR/AAA               1,002,690
     445,000    4.375%, 02/15/23 .............................................         NR/AAA                 449,072
                Lovejoy, Texas Independent School District
     200,000    4.500%, 02/15/24 .............................................         Aaa/AAA                202,436
                Muleshoe, Texas Independent School District
     380,000    4.500%, 02/15/22 .............................................         NR/AAA                 380,304
     250,000    4.500%,0 2/15/23 .............................................         NR/AAA                 250,155
     200,000    4.500%, 02/15/24 .............................................         NR/AAA                 200,100
     220,000    4.500%, 02/15/25 .............................................         NR/AAA                 220,084
                Navasota, Texas Independent School District
     475,000    5.000%, 08/15/23 FGIC Insured ................................         Aaa/NR                 503,015
                North Summit County, Utah School District
     760,000    5.000%, 02/01/23 .............................................         Aaa/NR                 812,812
     800,000    5.000%, 02/01/24 .............................................         Aaa/NR                 853,432
                Prosper, Texas Independent School District
     395,000    4.125%, 08/15/21 .............................................         NR/AAA                 392,199
                Southern, Texas Independent School District
     910,000    4.500%, 02/01/26 .............................................         Aaa/AAA                916,716
                Spring, Texas Independent School District
     300,000    4.750%, 08/15/23 .............................................         Aaa/AAA                310,482

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      GENERAL OBLIGATION BONDS (CONTINUED)                                     S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                SCHOOL DISTRICT (CONTINUED)
                Tooele County, Utah School District
$    670,000    4.000%, 06/01/20 .............................................         Aaa/AAA          $     654,329
                Van, Texas Independent School District
     750,000    4.875%, 02/15/26 .............................................         Aaa/AAA                788,175
                Washington County, Utah
     440,000    5.000%, 10/01/18 XLCA Insured ................................         Aaa/NR                 471,139
     465,000    5.000%, 10/01/19 XLCA Insured ................................         Aaa/NR                 497,587
     490,000    5.000%, 10/01/20 XLCA Insured ................................         Aaa/NR                 523,663
     510,000    5.000%, 10/01/21 XLCA Insured ................................         Aaa/NR                 544,338
     535,000    5.000%, 10/01/22 XLCA Insured ................................         Aaa/NR                 569,187
     565,000    5.000%, 10/01/23 XLCA Insured ................................         Aaa/NR                 599,561
     320,000    5.000%, 10/01/24 XLCA Insured ................................         Aaa/NR                 339,574
                Washoe County, Nevada School District
     200,000    4.625%, 06/01/23 FGIC Insured ................................         Aaa/AAA                205,630
                Weber County, Utah School District
     750,000    5.000%, 06/15/18 .............................................         Aaa/NR                 791,835
                Yakima County, Washington School District #208
     750,000    4.500%, 12/01/23 FSA Insured .................................         Aaa/NR                 756,007
                                                                                                        -------------
                Total School District ........................................                             29,322,415
                                                                                                        -------------
                Total General Obligation Bonds ...............................                             51,319,015
                                                                                                        -------------

                REVENUE BONDS (75.5%)

                AIRPORT (1.2%)
                Clark County, Nevada Passenger Facility Charge
     255,000    4.750%, 07/01/22 MBIA Insured AMT ............................         Aaa/AAA                259,478
                Hillsborough County, Florida Aviation Authority
   2,185,000    5.250%, 10/01/23 MBIA Insured AMT ............................         Aaa/AAA              2,314,396
                                                                                                        -------------
                Total Airport ................................................                              2,573,874
                                                                                                        -------------
                COUNTY (0.4%)
                Davis County, Utah Lease Revenue DMV Project
      78,000    5.400%, 11/01/17 .............................................         NR/NR*                  78,096
      83,000    5.450%, 11/01/18 .............................................         NR/NR*                  83,100
      87,000    5.500%, 11/01/19 .............................................         NR/NR*                  87,106
      92,000    5.550%, 11/01/20 .............................................         NR/NR*                  92,112

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                COUNTY (CONTINUED)
                Davis County, Utah Lease Revenue DMV Project
                   (continued)
$     97,000    5.600%, 11/01/21 .............................................         NR/NR*           $      97,115
     103,000    5.650%, 11/01/22 .............................................         NR/NR*                 103,125
     108,000    5.700%, 11/01/23 .............................................         NR/NR*                 108,133
     115,000    5.700%, 11/01/24 .............................................         NR/NR*                 115,143
     121,000    5.750%, 11/01/25 .............................................         NR/NR*                 121,150
     128,000    5.750%, 11/01/26 .............................................         NR/NR*                 128,148
                                                                                                        -------------
                Total County .................................................                              1,013,228
                                                                                                        -------------
                EDUCATION (10.8%)
                Carmel, Indiana 2002 School Building Corp.
   1,235,000    4.300%, 01/15/23 FSA Insured .................................         NR/AAA               1,239,360
   1,525,000    4.300%, 07/15/23 FSA Insured .................................         NR/AAA               1,530,383
                Clinton Prairie, Indiana Community School Building
     675,000    4.625%, 01/15/19 FGIC Insured ................................         Aaa/AAA                704,234
                Florida State Board of Education Public Education
     210,000    4.500%, 06/01/25 FSA Insured .................................         Aaa/AAA                213,079
                Laredo, Texas Independent School District Public
                   Facility Corp.
     190,000    5.000%, 08/01/24 AMBAC Insured ...............................         Aaa/AAA                198,673
                Nevada System Higher Education Certificates
                   of Participation
   1,000,000    5.000%, 07/01/25 AMBAC Insured ...............................         NR/AAA               1,068,660
                Salt Lake County, Utah Westminster College Project
     115,000    5.050%, 10/01/10 .............................................         NR/BBB                 117,545
     100,000    5.500%, 10/01/19 .............................................         NR/BBB                 103,366
   1,200,000    5.000%, 10/01/22 .............................................         NR/BBB               1,228,932
   1,250,000    5.000%, 10/01/25 .............................................         NR/BBB               1,279,237
   1,000,000    5.750%, 10/01/27 .............................................         NR/BBB               1,024,080
                Texas State College Student Loan Revenue
     100,000    5.000%, 08/01/22 AMT .........................................         Aa1/AA                 102,694
                Texas State University System Financing Revenue
     655,000    4.375%, 03/15/23 FSA Insured .................................         Aaa/AAA                657,875
                Tyler, Texas Independent School District
     325,000    5.000%, 02/15/26 FSA Insured .................................         Aaa/AAA                343,853

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                EDUCATION (CONTINUED)
                University of Nevada University Revenues
$    190,000    4.500%, 07/01/24 MBIA Insured ................................         Aaa/AAA          $     194,490
                University of Utah University Revenues
     770,000    5.000%, 04/01/18 MBIA Insured ................................         Aaa/AAA                828,043
                Utah County, Utah School Facility Revenue
   1,400,000    6.500%, 12/01/25 .............................................         NR/NR*               1,400,798
                Utah State Board of Regents Auxiliary & Campus Facility
   1,000,000    4.125%, 04/01/20 MBIA Insured ................................         Aaa/AAA                993,390
                Utah State Board of Regents Dixie State College
     120,000    5.500%, 05/01/14 MBIA Insured ................................         Aaa/AAA                130,649
     130,000    5.500%, 05/01/15 MBIA Insured ................................         Aaa/AAA                141,471
     400,000    5.100%, 05/01/21 MBIA Insured ................................         Aaa/AAA                421,284
                Utah State Board of Regents Lease Revenue
     410,000    4.500%, 05/01/20  AMBAC Insured ..............................         Aaa/AAA                422,903
     425,000    4.500%, 05/01/21  AMBAC Insured ..............................         Aaa/AAA                437,376
     450,000    4.625%, 05/01/22  AMBAC Insured ..............................         Aaa/AAA                466,367
     120,000    4.650%, 05/01/23  AMBAC Insured ..............................         Aaa/AAA                124,406
                Utah State Board of Regents Office Facility Revenue
     450,000    5.050%, 02/01/20 MBIA Insured ................................         Aaa/AAA                471,915
     360,000    5.125%, 02/01/22 MBIA Insured ................................         Aaa/AAA                379,271
                Utah State Board of Regents Revenue
   2,885,000    4.500%, 08/01/18 MBIA Insured ................................         Aaa/AAA              2,971,839
     250,000    5.250%, 04/01/24 MBIA Insured ................................         Aaa/AAA                270,280
     500,000    5.000%, 05/01/26 .............................................         Aa/AAA                 530,970
                Utah State Board of Regents Revenue University of Utah
   1,045,000    5.000%, 04/01/23 MBIA Insured ................................         Aaa/AAA              1,110,898
                Utah State Board of Regents Revenue University of
                   Utah Hospital Revenue
   1,595,000    5.000%, 08/01/19 MBIA Insured ................................         Aaa/AAA              1,686,298
                Weber State University, Utah Revenue
     100,000    5.250%, 04/01/24 FSA Insured .................................         Aaa/AAA                105,565
                Weber State University, Utah Revenue Student
                   Facilities System Series A
     300,000    5.100%, 04/01/16 .............................................          NR/AA                 317,292
     425,000    5.250%, 04/01/19 .............................................          NR/AA                 453,764
                                                                                                        -------------
                Total Education ..............................................                             23,671,240
                                                                                                        -------------

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                HEALTHCARE (0.6%)
                Harris County, Texas Health Facility Development Corp.
$    145,000    5.000%, 11/15/28 AMBAC Insured ...............................         NR/AAA           $     149,038
                Lee Memorial Health System, Florida
                   Hospital Revenue
     450,000    4.250%, 04/01/22 MBIA Insured ................................         Aaa/AAA                451,530
                Murray City, Utah Hospital Revenue
     595,000    5.000%, 05/15/22 MBIA Insured ................................         Aaa/AAA                597,553
                Tarrant County, Texas Health Facilities Revenue
     225,000    5.000%, 02/15/26 .............................................         Aaa/AAA                229,250
                                                                                                        -------------
                Total Healthcare .............................................                              1,427,371
                                                                                                        -------------
                HOUSING (10.6%)
                Florida Housing Finance Corp. Revenue AMT
     435,000    4.750%, 01/01/16 .............................................         Aa2/AA                 448,159
     790,000    5.000%, 07/01/21 .............................................         Aa2/AA                 820,131
                Henderson, Nevada Local Improvement District
     150,000    5.000%, 09/01/15 .............................................         NR/NR*                 154,567
     200,000    5.000%, 09/01/16 .............................................         NR/NR*                 206,078
     200,000    5.050%, 09/01/17 .............................................         NR/NR*                 206,060
     200,000    5.100%, 09/01/18 .............................................         NR/NR*                 207,470
                Indiana Housing & Community Development Authority
   1,500,000    4.900%, 07/01/26 AMT .........................................         Aaa/NR               1,540,605
                Indiana State Housing Finance Authority Single Family
     245,000    4.850%, 07/01/22 AMT .........................................         Aaa/NR                 250,441
                Indianapolis, Indiana Multi-Family
     500,000    4.850%, 01/01/21 AMT .........................................         Aaa/NR                 513,790
                Miami-Dade County, Florida Housing Finance Authority
     535,000    5.000%, 11/01/23 FSA Insured AMT .............................         NR/AAA                 553,618
                Nevada Housing Multi-Family LOC US Bank
   1,000,000    4.750%, 04/01/39 AMT .........................................          NR/AA               1,002,350
                Orange County, Florida Housing Finance Authority
     245,000    5.150%, 03/01/22 .............................................         Aaa/NR                 249,030
                Provo City, Utah Housing Authority
     500,000    5.800%, 07/20/22 GNMA Collateralized .........................         Aaa/NR                 513,125

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                HOUSING (CONTINUED)
                Seattle, Washington Housing Authority
$    730,000    4.400%, 11/01/21 AMT .........................................         NR/AAA           $     722,904
                Snohomish County, Washington Housing Authority
     185,000    4.875%, 09/01/12 AMT .........................................         NR/NR*                 184,943
     225,000    5.000%, 09/01/13 AMT .........................................         NR/NR*                 226,123
     185,000    5.000%, 09/01/14 AMT .........................................         NR/NR*                 185,339
     145,000    5.100%, 09/01/15 AMT .........................................         NR/NR*                 145,796
                South Dakota Housing Development Authority
   1,250,000    4.900%, 05/01/26 AMT .........................................         Aa1/AAA              1,286,225
                Texas State Housing Revenue
     500,000    4.800%, 09/01/27 AMT .........................................         Aa1/AAA                507,750
                Utah Housing Corporation Single Family Housing
     270,000    4.000%, 07/01/11 AMT .........................................         Aaa/AAA                269,449
      60,000    5.250%, 07/01/23 AMT .........................................         Aa2/AA                  61,386
     650,000    5.000%, 01/01/32 AMT .........................................         Aa2/AA                 661,999
                Utah Housing Corporation Single Family Mortgage
     235,000    4.000%, 07/01/11 AMT .........................................         Aaa/AAA                235,660
     335,000    4.600%, 07/01/15 AMT .........................................         Aaa/AAA                343,331
     240,000    4.650%, 07/01/16 AMT .........................................         Aaa/AAA                246,283
      50,000    5.150%, 07/01/23 AMT .........................................         Aaa/AAA                 50,000
     250,000    4.875%, 07/01/23 AMT .........................................         Aa3/AA-                257,615
   1,310,000    5.000%, 07/01/25 AMT .........................................         Aa3/AA-              1,347,322
     880,000    5.100%, 01/01/26 AMT .........................................         Aa3/AA-                902,167
     975,000    5.000%, 07/01/31 AMT .........................................         Aa2/AA                 995,602
                Utah State Housing Agency Housing Revenue
     140,000    5.650%, 07/01/27 AMT .........................................         Aa2/AA                 145,043
                Utah State Housing Corporation Single Family
                   Housing Revenue
   1,720,000    5.125%, 07/01/24 AMT .........................................         Aa3/AA-              1,775,453
                Utah State Housing Finance Agency
       5,000    6.350%, 07/01/11 Mezzanine Series G-1 ........................         AAA/NR                   5,024
     255,000    5.700%, 07/01/15 AMT .........................................         Aa3/AA-                261,462
     130,000    5.650%, 07/01/16 Series 1994C ................................         Aaa/AAA                131,899
      50,000    5.400%, 07/01/16 AMT .........................................         Aa2/AA                  50,720
      75,000    6.000%, 07/01/17 AMT .........................................         Aaa/AAA                 76,405

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                HOUSING (CONTINUED)
                Utah State Housing Finance Agency (continued)
$    795,000    5.500%, 07/01/18 AMT .........................................         Aa3/AA-          $     822,841
      90,000    5.300%, 07/01/18 AMT .........................................         Aaa/AAA                 93,690
     100,000    5.000%, 07/01/18 AMT .........................................         Aaa/AAA                101,825
     170,000    5.400%, 07/01/20 AMT .........................................         Aa2/AA                 174,935
     375,000    5.600%, 07/01/23 AMT .........................................         Aa2/AA                 385,496
     105,000    5.700%, 07/01/26 MBIA Insured ................................         Aaa/AAA                105,595
                Washington State Housing Finance Commission
   2,290,000    4.800%, 12/01/21 AMT .........................................         Aaa/NR               2,323,136
                Wyoming Community Development Authority
                   Housing Revenue
     150,000    4.600%, 12/01/12 AMT .........................................         Aa1/AA+                153,088
     225,000    4.350%, 12/01/16 AMT .........................................         Aa1/AA+                227,419
     580,000    4.700%, 06/01/17 AMT .........................................         Aa1/AA+                596,872
     520,000    4.700%, 12/01/17 AMT .........................................         Aa1/AA+                535,127
     120,000    5.000%, 12/01/22 .............................................         Aa1/AA+                124,337
                                                                                                        -------------
                Total Housing ................................................                             23,385,685
                                                                                                        -------------
                INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL (0.6%)
                Sandy City, Utah Industrial Development, H
                   Shirley Wright Project, Refunding Bonds, LOC
                   Olympus Bank
     250,000    6.125%, 08/01/16 .............................................         NR/AAA                 250,188
                Utah County Environmental Improvement Revenue
     935,000    5.050%, 11/01/17 .............................................        Baa1/BBB+               990,922
                                                                                                        -------------
                Total Industrial Development & Pollution Control .............                              1,241,110
                                                                                                        -------------
                LEASE (8.5%)
                Celebration Community Development District, Florida
     290,000    5.000%, 05/01/22 MBIA Insured ................................         Aaa/AAA                306,834
                Clark County Nevada Improvement District
     750,000    5.125%, 12/01/19 .............................................          NR/NR                 771,037
                Marion County, Indiana Convention & Recreational
                   Facilities Authority
     390,000    5.000%, 06/01/27 MBIA Insured ................................         Aaa/AAA                397,726
                Murray City, Utah Municipal Building Authority
     520,000    5.050%, 12/01/15 AMBAC Insured ...............................         Aaa/NR                 549,318

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                LEASE (CONTINUED)
                New Albany, Indiana Development Authority
$    500,000    4.250%, 02/01/22 .............................................          NR/A-           $     486,410
                Red River, Texas Higher Education TCU Project
   1,000,000    4.375%, 03/15/25 .............................................         Aa3/NR                 990,650
                Salt Lake County, Utah Municipal Building Authority
   3,900,000    5.200%, 10/15/20 AMBAC Insured (pre-refunded) ................         Aaa/AAA              4,166,292
                Spanish Fork, Utah Charter School
   2,000,000    5.550%, 11/15/21 .............................................         NR/NR*               2,027,140
                Utah County, Utah Municipal Building Authority
     120,000    5.500%, 11/01/16 AMBAC Insured ...............................         Aaa/NR                 129,844
     240,000    5.500%, 11/01/17 AMBAC Insured ...............................         Aaa/NR                 259,687
                Utah State Building Ownership Authority
     465,000    5.000%, 05/15/21 .............................................         Aa1/AA+                499,494
   1,755,000    5.250%, 05/15/23 .............................................         Aa1/AA+              1,890,170
     510,000    5.000%, 05/15/23 .............................................         Aa1/AA+                546,190
   1,845,000    5.250%, 05/15/24 .............................................         Aa1/AA+              1,984,667
   1,080,000    5.000%, 05/15/25 .............................................         Aa1/AA+              1,143,299
                Washington County - St. George, Utah Interlocal Agency
   1,000,000    5.125%, 12/01/17 AMBAC Insured ...............................         NR/AAA               1,023,610
     100,000    5.125%, 12/01/22 AMBAC Insured ...............................         NR/AAA                 102,126
                West Bountiful, Utah Courthouse
     410,000    5.000%, 05/01/19 .............................................          NR/A-                 442,103
                West Valley City, Utah
     865,000    5.000%, 08/01/21 AMBAC Insured ...............................         Aaa/AAA                923,855
                                                                                                        -------------
                Total Lease ..................................................                             18,640,452
                                                                                                        -------------
                TAX REVENUE (20.7%)
                Bay County, Florida Sales Tax
     175,000    4.750%, 09/01/23 FSA Insured .................................         Aaa/NR                 178,005
                Bluffdale City, Utah Series 2004
     295,000    6.000%, 12/01/13 .............................................         NR/NR*                 299,304
     310,000    6.000%, 12/01/14 .............................................         NR/NR*                 314,851
     330,000    6.000%, 12/01/15 .............................................         NR/NR*                 330,871
     350,000    6.000%, 12/01/16 .............................................         NR/NR*                 351,046
     370,000    6.000%, 12/01/17 .............................................         NR/NR*                 371,140
     395,000    6.000%, 12/01/18 .............................................         NR/NR*                 396,288
     420,000    6.000%, 12/01/19 .............................................         NR/NR*                 421,407

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                TAX REVENUE (CONTINUED)
                Bluffdale, Utah Sales Tax
$  1,975,000    5.500%, 08/01/23 .............................................         NR/NR*           $   2,017,561
                Bountiful, Utah Special Improvement District
                   Special Assessment
     203,000    5.000%, 06/01/14 .............................................         NR/NR*                 203,104
     213,000    5.150%, 06/01/15 .............................................         NR/NR*                 213,185
     224,000    5.300%, 06/01/16 .............................................         NR/NR*                 224,193
     236,000    5.500%, 06/01/17 .............................................         NR/NR*                 236,307
     249,000    5.650%, 06/01/18 .............................................         NR/NR*                 249,391
                Cache County, Utah Sales Tax
     855,000    5.000%, 12/15/19 FGIC Insured ................................         Aaa/AAA                902,153
                Clark County, Nevada Improvement District
     250,000    5.000%, 08/01/16 .............................................         NR/NR*                 257,542
                Coral Canyon, Utah Special Service District
     110,000    5.000%, 07/15/13 .............................................         NR/NR*                 113,183
     250,000    5.500%, 07/15/18 .............................................         NR/NR*                 260,275
                Fishers, Indiana Redevelopment Authority Lease
     175,000    4.500%, 07/15/20 AMBAC Insured ...............................         Aaa/AAA                179,174
                Henderson, Nevada Local Improvement District
     100,000    4.500%, 09/01/12 .............................................         NR/NR*                 100,292
     300,000    5.000%, 09/01/14 .............................................         NR/NR*                 309,021
     300,000    5.000%, 09/01/15 .............................................         NR/NR*                 307,827
                Holladay, Utah Redevelopment Agency
   3,000,000    4.900%, 12/30/20 .............................................         NR/NR*               3,010,800
                Jordanelle, Utah Special Service District
     186,000    5.000%, 11/15/14 .............................................         NR/NR*                 187,800
     196,000    5.100%, 11/15/15 .............................................         NR/NR*                 198,105
     206,000    5.200%, 11/15/16 .............................................         NR/NR*                 208,062
     216,000    5.300%, 11/15/17 .............................................         NR/NR*                 218,197
     228,000    5.400%, 11/15/18 .............................................         NR/NR*                 230,396
     240,000    5.500%, 11/15/19 .............................................         NR/NR*                 242,563
     253,000    5.600%, 11/15/20 .............................................         NR/NR*                 255,651
     268,000    5.700%, 11/15/21 .............................................         NR/NR*                 270,806
     283,000    5.800%, 11/15/22 .............................................         NR/NR*                 285,960
     299,000    6.000%, 11/15/23 .............................................         NR/NR*                 302,119

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                TAX REVENUE (CONTINUED)
                Jordanelle, Utah Special Service
                   Improvement District
$    275,000    8.000%, 10/01/11 .............................................         NR/NR*           $     283,654
                Lehi, Utah Sales Tax
     610,000    5.000%, 06/01/21 FSA Insured .................................         Aaa/AAA                650,772
     790,000    5.000%, 06/01/24 FSA Insured .................................         Aaa/AAA                838,111
                Mesquite, Nevada New Special Improvement District
     185,000    4.600%, 08/01/11 .............................................         NR/NR*                 184,835
     195,000    4.750%, 08/01/12 .............................................         NR/NR*                 194,928
     230,000    4.900%, 08/01/13 .............................................         NR/NR*                 231,134
     140,000    5.250%, 08/01/17 .............................................         NR/NR*                 141,081
     315,000    5.350%, 08/01/19 .............................................         NR/NR*                 317,419
     135,000    5.400%, 08/01/20 .............................................         NR/NR*                 136,127
     500,000    5.500%, 08/01/25 .............................................         NR/NR*                 504,535
                Mountain Regional Water District, Utah
                   Special Assessment
   1,800,000    7.000%, 12/01/18 .............................................         NR/NR*               1,853,748
                Mountain Regional Water, Utah Special
                   Service District
   2,000,000    5.000%, 12/15/20 MBIA Insured ................................         Aaa/AAA              2,122,720
                North Ogden, Utah Sales Tax
     195,000    5.000%, 11/01/24 XLCA Insured ................................         Aaa/AAA                206,368
                Payson City Utah Sales Tax
     445,000    5.000%, 08/01/21 FSA Insured .................................         NR/AAA                 477,534
                Plainfield, Indiana Independent Redevelopment
                   Authority
   1,070,000    4.375%, 08/01/20 CIFG Assurance North America,
                   Inc. Insured ..............................................         Aaa/NR               1,082,080
                Salt Lake City, Utah Sales Tax
     265,000    5.250%, 02/01/13 .............................................         NR/AAA                 284,220
   1,320,000    5.250%, 02/01/15 .............................................         NR/AAA               1,410,064
     100,000    5.250%, 02/01/17 .............................................         NR/AAA                 106,680
                Salt Lake County, Utah Sales Tax
     955,000    5.000%, 02/01/21 .............................................         NR/AAA               1,021,000

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                TAX REVENUE (CONTINUED)
                Salt Lake County, Utah Sales Tax (continued)
$  1,725,000    5.000%, 08/01/21 .............................................         NR/AAA           $   1,850,425
   1,005,000    5.000%, 02/01/22 .............................................         NR/AAA               1,073,028
   1,060,000    5.000%, 02/01/23 .............................................         NR/AAA               1,130,236
   1,115,000    5.000%, 02/01/24 .............................................         NR/AAA               1,191,266
                Sandy City, Utah Sales Tax
     520,000    5.000%, 09/15/18 AMBAC Insured ...............................         Aaa/AAA                547,851
     605,000    5.000%, 09/15/20 AMBAC Insured ...............................         Aaa/AAA                636,145
                South Jordan, Utah Sales Tax
     570,000    5.000%, 08/15/15 AMBAC Insured ...............................         Aaa/AAA                602,878
                South Jordan, Utah Special Assignment
   1,000,000    6.875%, 11/01/17 .............................................         NR/NR*               1,022,700
                South Weber City, Utah
     525,000    5.000%, 01/15/24 MBIA Insured ................................         Aaa/AAA                554,584
                Springville, Utah  Special Improvement District
     400,000    5.500%, 1/15/17 ..............................................         NR/NR*                 400,572
     423,000    5.650%, 1/15/18 ..............................................         NR/NR*                 423,626
     446,000    5.800%, 1/15/19 ..............................................         NR/NR*                 446,656
     472,000    5.900%, 1/15/20 ..............................................         NR/NR*                 472,717
     500,000    6.000%, 1/15/21 ..............................................         NR/NR*                 500,785
                Utah Transportation Authority
     250,000    4.250%, 06/15/25 FSA Insured .................................         Aaa/AAA                245,600
                Utah Water Finance Agency
     775,000    5.100%, 07/01/18 AMBAC Insured ...............................         Aaa/NR                 819,400
     510,000    5.000%, 07/01/18 AMBAC Insured ...............................         Aaa/NR                 540,998
     260,000    5.000%, 06/01/19 MBIA Insured ................................         Aaa/AAA                264,553
     685,000    5.000%, 07/01/19 AMBAC Insured ...............................         Aaa/NR                 727,443
                Wasatch County, Utah Building Authority
     130,000    5.000%, 10/01/15 .............................................          A3/NR                 135,888
     135,000    5.000%, 10/01/16 .............................................          A3/NR                 140,792
                Wasatch County, Utah Sales Tax
     205,000    5.000%, 12/01/16 AMBAC Insured ...............................         Aaa/AAA                217,790
     210,000    5.000%, 12/01/17 AMBAC Insured ...............................         Aaa/AAA                222,191
     225,000    5.000%, 12/01/18 AMBAC Insured ...............................         Aaa/AAA                237,454

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                TAX REVENUE (CONTINUED)
                Washington City, Utah Sales Tax
$    680,000    5.250%, 11/15/17 AMBAC Insured ...............................         Aaa/AAA          $     737,338
                Washoe County, Nevada Tax Revenue
     210,000    5.000%, 12/01/23 MBIA Insured ................................         Aaa/AAA                213,854
                Weber County, Utah Sales Tax
     385,000    5.000%, 07/01/23 AMBAC Insured ...............................         Aaa/NR                 406,368
                West Valley City, Utah Redevelopment Agency
   1,625,000    5.000%, 03/01/21 .............................................          NR/A-               1,697,930
     320,000    5.000%, 03/01/22 .............................................          NR/A-                 333,914
     350,000    5.000%, 03/01/23 .............................................          NR/A-                 364,732
   1,000,000    5.000%, 03/01/24 .............................................          NR/A-               1,040,700
                West Valley City, Utah Sales Tax
     250,000    5.000%, 07/15/20 AMBAC Insured ...............................         Aaa/AAA                263,177
     340,000    5.000%, 07/15/21 MBIA Insured ................................         Aaa/AAA                359,295
                                                                                                        -------------
                Total Tax Revenue ............................................                             45,516,475
                                                                                                        -------------
                TRANSPORTATION (4.2%)
                Florida State Turnpike Authority Turnpike Revenue
     500,000    4.500%, 07/01/22 MBIA Insured ................................         Aaa/AAA                515,065
                Port of Seattle, Washington
     200,000    5.100%, 04/01/24 AMT FGIC Insured ............................         Aaa/AAA                203,654
                Utah Transit Authority Sales Tax & Transportation
                   Revenue
   1,000,000    5.400%, 12/15/16 FSA Insured (pre-refunded) ..................         Aaa/AAA              1,026,730
   3,300,000    4.125%, 06/15/21 FSA Insured .................................         Aaa/AAA              3,313,431
   3,450,000    4.125%, 06/15/22 FSA Insured .................................         Aaa/AAA              3,424,608
     590,000    5.000%, 06/15/24 FSA Insured .................................         Aaa/AAA                632,551
     100,000    5.000%, 06/15/25 FSA Insured .................................         Aaa/AAA                107,212
                                                                                                        -------------
                Total Transportation .........................................                              9,223,251
                                                                                                        -------------
                UTILITY (10.4%)
                Alaska Industrial Development & Export Authority
     400,000    4.625%, 12/01/16 AMBAC Insured AMT ...........................         NR/AAA                 407,988

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                UTILITY (CONTINUED)
                Cowlitz County, Washington Public Utility District
                   Electric Revenue
$  1,000,000    4.500%, 09/01/26 MBIA Insured ................................         Aaa/AAA          $   1,010,890
                Eagle Mountain, Utah Gas & Electric
   1,385,000    4.250%, 06/01/20 Radian Insured ..............................         Aa3/AA               1,372,383
   1,440,000    5.000%, 06/01/21 Radian Insured ..............................         Aa3/AA               1,508,371
   1,515,000    5.000%, 06/01/22 Radian Insured ..............................         Aa3/AA               1,582,584
                Garland, Texas Water & Sewer
     440,000    4.500%, 03/01/21 AMBAC Insured ...............................         NR/AAA                 448,884
                Indianapolis, Indiana Gas Utility
     290,000    5.000%, 08/15/24 AMBAC Insured ...............................         Aaa/AAA                294,385
                Intermountain Power Agency Utilities Light &
                   Power Service, Utah
   1,470,000    5.250%, 07/01/15 MBIA Insured ................................         Aaa/AAA              1,517,775
     775,000    5.000%, 07/01/18 FSA Insured .................................         Aaa/AAA                824,391
   1,380,000    5.000%, 07/01/19 MBIA Insured ................................         Aaa/AAA              1,432,909
                Lower Colorado River Authority, Texas
     175,000    5.000%, 05/15/26 FSA Insured .................................         Aaa/AAA                181,368
                Manti City, Utah Electric System Revenue
     603,000    5.750%, 02/01/17 .............................................         NR/NR*                 632,010
                Murray City, Utah Utility Electric Revenue
   1,340,000    5.000%, 06/01/25 AMBAC Insured ...............................         Aaa/NR               1,422,490
                St. George, Utah Electric Revenue
   1,910,000    4.500%, 06/01/20 FSA Insured .................................         Aaa/NR               1,965,180
                Salem, Utah Electric Revenue
     125,000    5.300%, 11/01/07 .............................................         NR/NR*                 125,661
     130,000    5.350%, 11/01/08 .............................................         NR/NR*                 131,838
     140,000    5.400%, 11/01/09 .............................................         NR/NR*                 142,591
                Santa Clara Utah Storm Drain Revenue
     877,000    5.100%, 09/15/26 .............................................         NR/NR*                 897,978
                Seattle, Washington Municipal Light & Power
   1,360,000    4.500%, 08/01/19 FSA Insured .................................         Aaa/AAA              1,403,126

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                UTILITY (CONTINUED)
                Southern Utah Valley Power System
$    210,000    5.250%, 09/15/13 MBIA Insured ................................         Aaa/AAA          $     226,124
     225,000    5.250%, 09/15/14 MBIA Insured ................................         Aaa/AAA                243,355
     235,000    5.250%, 09/15/15 MBIA Insured ................................         Aaa/AAA                254,171
     185,000    5.125%, 09/15/21 MBIA Insured ................................         Aaa/AAA                196,370
                Springville, Utah Electric Revenue
     550,000    5.600%, 03/01/09 .............................................         Baa1/NR                564,212
                Tacoma, Washington Solid Waste Utility Revenue
   1,000,000    5.000%, 12/01/23 XLCA Insured ................................         Aaa/AAA              1,070,960
                Utah Assessed Municipal Power System
     790,000    5.250%, 12/01/09 .............................................          NR/A-                 811,583
   1,000,000    5.000%, 04/01/21 FSA Insured .................................         Aaa/AAA              1,055,820
                Washington, Utah Electric Revenue
     985,000    5.000%, 09/01/21 XLCA Insured ................................         Aaa/NR               1,047,370
                                                                                                        -------------
                Total Utility ................................................                             22,772,767
                                                                                                        -------------
                WATER AND SEWER (7.5%)
                Ashley Valley, Utah
     140,000    9.500%, 01/01/08 AMBAC Insured ...............................         Aaa/AAA                142,145
                Eagle Mountain, Utah
     750,000    5.800%, 11/15/16 ACA Insured .................................          NR/A                  792,412
                Granger and Hunter, Utah Improvement District
     350,000    5.000%, 03/01/18 FSA Insured (pre-refunded) ..................         Aaa/NR                 355,614
                Jordan Valley, Utah Water Conservancy District
     715,000    4.375%, 10/01/18 AMBAC Insured ...............................         Aaa/AAA                730,337
                Mesquite, Texas Waterworks & Sewer
     225,000    4.500%, 03/01/24 FSA Insured .................................         Aaa/AAA                228,152
                Murray City, Utah
     465,000    5.000%, 10/01/17 AMBAC Insured ...............................         Aaa/NR                 495,323
     390,000    5.000%, 10/01/18 AMBAC Insured ...............................         Aaa/NR                 414,242
     440,000    5.000%, 10/01/19 AMBAC Insured ...............................         Aaa/NR                 467,086
                North Davis County, Utah Sewer District
   1,350,000    5.000%, 03/01/21 AMBAC Insured ...............................         Aaa/NR               1,434,969
                Orem, Utah Water & Storm Sewer Revenue
   1,720,000    4.500%, 07/15/17 MBIA Insured ................................         Aaa/AAA              1,781,610

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                WATER AND SEWER (CONTINUED)
                Pleasant Grove, Utah Water Revenue
$    450,000    4.300%, 12/01/20 MBIA Insured ................................         Aaa/AAA          $     452,151
                Riverton, Utah Water Revenue
     100,000    5.350%, 09/01/15 FGIC Insured (pre-refunded) .................         Aaa/NR                 105,873
                Salt Lake City, Utah Metropolitan Water Revenue
   1,200,000    5.375%, 07/01/24 AMBAC Insured (pre-refunded) ................         Aaa/AAA              1,250,040
     125,000    5.375%, 07/01/29 AMBAC Insured (pre-refunded) ................         Aaa/AAA                130,213
                Smithfield, Utah Water Revenue
      90,000    4.750%, 06/01/17 .............................................         NR/NR*                  90,028
      94,000    4.800%, 06/01/18 .............................................         NR/NR*                  94,029
      99,000    4.850%, 06/01/19 .............................................         NR/NR*                  99,031
     103,000    4.900%, 06/01/20 .............................................         NR/NR*                 103,032
     108,000    5.000%, 06/01/21 .............................................         NR/NR*                 108,033
     114,000    5.050%, 06/01/22 .............................................         NR/NR*                 114,035
     120,000    5.100%, 06/01/23 .............................................         NR/NR*                 120,042
     126,000    5.150%, 06/01/24 .............................................         NR/NR*                 126,043
     132,000    5.200%, 06/01/25 .............................................         NR/NR*                 132,045
     139,000    5.250%, 06/01/26 .............................................         NR/NR*                 139,047
                South Valley, Utah Water Reclamation Facility
     710,000    4.375%, 08/15/18 .............................................         NR/AAA                 725,059
                Upper Trinity Regional Water District, Texas
     205,000    4.500%, 08/01/20 AMBAC Insured ...............................         Aaa/AAA                209,750
                Utah Water Finance Agency
     100,000    5.000%, 06/01/14 MBIA Insured ................................         Aaa/AAA                101,792
     200,000    5.250%, 07/01/16 AMBAC Insured ...............................         Aaa/NR                 215,278
     250,000    5.375%, 09/01/17 AMBAC Insured ...............................         Aaa/NR                 272,958
     310,000    5.000%, 10/01/17 AMBAC Insured ...............................         Aaa/NR                 329,009
     750,000    5.250%, 10/01/18 AMBAC Insured ...............................         Aaa/NR                 810,398
     465,000    5.000%, 10/01/20 AMBAC Insured ...............................         Aaa/NR                 490,082
     830,000    4.500%, 10/01/22 AMBAC Insured ...............................         Aaa/NR                 847,729
     100,000    5.125%, 07/01/23 AMBAC Insured ...............................         Aaa/NR                 105,699
     870,000    4.500%, 10/01/23 AMBAC Insured ...............................         Aaa/NR                 887,365
     450,000    5.400%, 10/01/24 AMBAC Insured (pre-refunded) ................         Aaa/AAA                470,822
     250,000    5.500%, 10/01/29 AMBAC Insured (pre-refunded) ................         Aaa/AAA                262,215

                                                                                       RATING
     FACE                                                                             MOODY'S/
    AMOUNT      REVENUE BONDS (CONTINUED)                                                S&P                VALUE
------------    --------------------------------------------------------------        --------          -------------
                WATER AND SEWER (CONTINUED)
                Weber-Box Elder, Utah Conservation District
                   Water Revenue
$    200,000    6.450%, 11/01/14 (pre-refunded) ..............................         Baa3/NR          $     219,286
     200,000    6.500%, 11/01/19 (pre-refunded) ..............................         Baa3/NR                219,640
     335,000    6.900%, 11/01/20 (pre-refunded) ..............................         Baa3/NR                372,634
                                                                                                        -------------
                Total Water and Sewer ........................................                             16,445,248
                                                                                                        -------------
                Total Revenue Bonds ..........................................                            165,910,701
                                                                                                        -------------
                Total Investments (cost $212,765,181 - note 4) ...............          98.9%             217,229,716
                Other assets less liabilities ................................           1.1                2,465,138
                                                                                       -----            -------------
                Net Assets ...................................................         100.0%           $ 219,694,854
                                                                                       =====            =============

                                                                                     PERCENT OF
            PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)                     PORTFOLIO
            ------------------------------------------------------------------       ----------
            Aaa of Moody's or AAA of S&P .....................................         68.6%
            Aa of Moody's or AA of S&P .......................................         11.5
            A of Moody's or S&P ..............................................          2.9
            Baa of Moody's or BBB of S&P .....................................          2.8
            Not rated* .......................................................         14.2
                                                                                      -----
                                                                                      100.0%
                                                                                      =====

      * Any security not rated (NR) by any of the approved rating services has been determined by the Manager to have sufficient credit quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                            PORTFOLIO ABBREVIATIONS:

ACA   - American Capital Assurance Financial Guaranty Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT   - Alternative Minimum Tax
CIFG  - CDC IXIS Financial Guaranty
FGIC  - Financial Guaranty Insurance Co.
FSA   - Financial Security Assurance
GNMA  - Government National Mortgage Association
LOC   - Letter of Credit
MBIA  - Municipal Bond Investors Assurance
NR    - Not Rated
XLCA  - XL Capital Assurance

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006 (UNAUDITED)

ASSETS
    Investments at value (cost $212,765,181) ..............................................................          $ 217,229,716
    Interest receivable ...................................................................................              3,114,980
    Receivable for Fund shares sold .......................................................................              1,080,157
    Other assets ..........................................................................................                 13,541
                                                                                                                     -------------
    Total assets ..........................................................................................            221,438,394
                                                                                                                     -------------
LIABILITIES
    Cash overdraft ........................................................................................                162,112
    Payable for investment securities purchased ...........................................................                762,075
    Payable for Fund shares redeemed ......................................................................                348,420
    Dividends payable .....................................................................................                270,911
    Distribution and service fees payable .................................................................                102,760
    Management fees payable ...............................................................................                 37,194
    Accrued expenses ......................................................................................                 60,068
                                                                                                                     -------------
    Total liabilities .....................................................................................              1,743,540
                                                                                                                     -------------
NET ASSETS ................................................................................................          $ 219,694,854
                                                                                                                     =============
    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share ...................          $     216,159
    Additional paid-in capital ............................................................................            217,154,062
    Net unrealized appreciation on investments (note 4) ...................................................              4,464,535
    Accumulated net realized loss on investments ..........................................................             (1,782,322)
    Distributions in excess of net investment income ......................................................               (357,580)
                                                                                                                     -------------
                                                                                                                     $ 219,694,854
                                                                                                                     =============
CLASS A
    Net Assets ............................................................................................          $ 143,644,131
                                                                                                                     =============
    Capital shares outstanding ............................................................................             14,141,355
                                                                                                                     =============
    Net asset value and redemption price per share ........................................................          $       10.16
                                                                                                                     =============
    Offering price per share (100/96 of $10.16 adjusted to nearest cent) ..................................          $       10.58
                                                                                                                     =============
CLASS C
    Net Assets ............................................................................................          $  32,277,752
                                                                                                                     =============
    Capital shares outstanding ............................................................................              3,178,813
                                                                                                                     =============
    Net asset value and offering price per share ..........................................................          $       10.15
                                                                                                                     =============
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
       during the first 12 months after purchase) .........................................................          $       10.15*
                                                                                                                     =============
CLASS Y
    Net Assets ............................................................................................          $  43,772,971
                                                                                                                     =============
    Capital shares outstanding ............................................................................              4,295,780
                                                                                                                     =============
    Net asset value, offering and redemption price per share ..............................................          $       10.19
                                                                                                                     =============

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                             STATEMENT OF OPERATIONS
                 SIX MONTHS ENDED DECEMBER 31, 2006 (UNAUDITED)

INVESTMENT INCOME:

      Interest income ..............................................................                                  $   5,014,316

EXPENSES:

      Management fee (note 3) ......................................................          $     550,408
      Distribution and service fees (note 3) .......................................                310,893
      Transfer and shareholder servicing agent fees ................................                 68,951
      Trustees' fees and expenses (note 8) .........................................                 58,351
      Legal fees (note 3) ..........................................................                 40,567
      Shareholders' reports and proxy statements ...................................                 27,481
      Fund accounting fees .........................................................                 24,394
      Registration fees and dues ...................................................                 18,163
      Custodian fees ...............................................................                 14,042
      Auditing and tax fees ........................................................                  9,330
      Insurance ....................................................................                  7,538
      Chief compliance officer (note 3) ............................................                  2,291
      Miscellaneous ................................................................                 27,861
      Total expenses ...............................................................              1,160,270
                                                                                              -------------
      Management fee waived (note 3) ...............................................               (330,246)
      Expenses paid indirectly (note 6) ............................................                (10,465)
                                                                                              -------------
      Net expenses .................................................................                                        819,559
                                                                                                                      -------------
      Net investment income ........................................................                                      4,194,757

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) from securities transactions ........................                608,799
      Change in unrealized appreciation on investments .............................              5,824,372
                                                                                              -------------
      Net realized and unrealized gain (loss) on investments .......................                                      6,433,171
                                                                                                                      -------------
Net increase in net assets resulting from operations ...............................                                  $  10,627,928
                                                                                                                      =============

                 See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            SIX MONTHS ENDED
                                                                                            DECEMBER 31, 2006           YEAR ENDED
                                                                                               (UNAUDITED)            JUNE 30, 2006
                                                                                              -------------           -------------
OPERATIONS:
    Net investment income ..........................................................          $   4,194,757           $   7,660,792
    Net realized gain (loss) from securities transactions ..........................                608,799                 349,428
    Change in unrealized appreciation on investments ...............................              5,824,372              (7,697,675)
                                                                                              -------------           -------------
    Change in net assets from operations ...........................................             10,627,928                 312,545
                                                                                              -------------           -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
    Class A Shares:
    Net investment income ..........................................................             (2,958,644)             (5,675,675)

    Class C Shares:
    Net investment income ..........................................................               (553,524)             (1,052,465)

    Class Y Shares:
    Net investment income ..........................................................               (920,568)             (1,389,390)
                                                                                              -------------           -------------
    Change in net assets from distributions ........................................             (4,432,736)             (8,117,530)
                                                                                              -------------           -------------
CAPITAL SHARE TRANSACTIONS (NOTE 7):
    Proceeds from shares sold ......................................................             21,064,532              90,295,939
    Reinvested dividends and distributions .........................................              2,654,760               5,246,203
    Cost of shares redeemed ........................................................            (26,028,975)            (43,527,443)
                                                                                              -------------           -------------
      Change in net assets from capital share transactions .........................             (2,309,683)             52,014,699
                                                                                              -------------           -------------
      Change in net assets .........................................................              3,885,509              44,209,714

NET ASSETS:
    Beginning of period ............................................................            215,809,345             171,599,631
                                                                                              -------------           -------------
    End of period* .................................................................          $ 219,694,854           $ 215,809,345
                                                                                              =============           =============
    * Includes distributions in excess of net investment income of: ................          $    (357,580)          $    (119,601)
                                                                                              =============           =============

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 2006 (UNAUDITED)

1. ORGANIZATION

      Tax-Free  Fund  For  Utah  (the  "Fund"),  a   non-diversified,   open-end
investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required to be implemented no later than June 29, 2007 and is to be applied to all open tax years as of that date. At this time, management does not believe the adoption of FIN 48 will result in any material impact on the Fund's financial statements.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on the Fund's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the
Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's average net assets.

      For the six months ended December 31, 2006, the Fund incurred management fees of $550,408 of which $330,246 was waived. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2006 through June 30, 2007 so that total Fund expenses would not exceed 0.85% for Class A Shares, 1.65% for Class C Shares or 0.65% for Class Y Shares.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified
Recipients") selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 2006, distribution fees on Class A Shares amounted to $144,031, of which the Distributor retained $2,545.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2006, amounted to $125,147. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2006 amounted to $41,715. The total of these payments with respect to Class C Shares amounted to $166,862, of which the Distributor retained $32,227.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Utah, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2006, total commissions on sales of Class A Shares amounted to $197,792, of which the Distributor received $16,572.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended December 31, 2006, the Fund incurred $39,829 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner at that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 2006, purchases of securities and proceeds from the sales of securities aggregated $25,742,481 and $26,069,278, respectively.

      At December 31, 2006, the aggregate tax cost for all securities was $212,734,657. At December 31, 2006, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $4,550,009 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $54,950, for a net unrealized depreciation of $4,495,059.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers' ability to meet their obligations.

      The Fund is also permitted to invest in tax-free municipal obligations meeting comparable quality standards of issuers in certain states that do not tax the interest on obligations of Utah issuers and that provide income which is exempt from both regular Federal and Utah income taxes. At December 31, 2006, the Fund had 67% of its net assets invested in State of Utah municipal issues.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                                             SIX MONTHS ENDED
                                                             DECEMBER 31, 2006                              YEAR ENDED
                                                                (UNAUDITED)                                JUNE 30, 2006
                                                     ----------------------------------          ----------------------------------
                                                        SHARES                AMOUNT                SHARES                AMOUNT
                                                     ------------          ------------          ------------          ------------
CLASS A SHARES:
  Proceeds from shares sold ................            1,003,328          $ 10,136,925             3,497,622          $ 35,254,242
  Reinvested distributions .................              189,013             1,910,612               369,013             3,717,136
  Cost of shares redeemed ..................           (1,456,716)          (14,698,708)           (1,747,696)          (17,557,375)
                                                     ------------          ------------          ------------          ------------
    Net change .............................             (264,375)           (2,651,171)            2,118,939            21,414,003
                                                     ------------          ------------          ------------          ------------
CLASS C SHARES:
  Proceeds from shares sold ................              308,893             3,121,285             1,195,649            12,049,190
  Reinvested distributions .................               32,786               331,233                63,534               639,693
  Cost of shares redeemed ..................             (586,608)           (5,925,617)             (524,023)           (5,274,452)
                                                     ------------          ------------          ------------          ------------
    Net change .............................             (244,929)           (2,473,099)              735,160             7,414,431
                                                     ------------          ------------          ------------          ------------
CLASS Y SHARES:
  Proceeds from shares sold ................              770,068             7,806,322             4,237,512            42,992,507
  Reinvested distributions .................               40,651               412,915                88,225               889,374
  Cost of shares redeemed ..................             (532,334)           (5,404,650)           (2,049,983)          (20,695,616)
                                                     ------------          ------------          ------------          ------------
    Net change .............................              278,385             2,814,587             2,275,754            23,186,265
                                                     ------------          ------------          ------------          ------------
Total transactions in Fund
  shares ...................................             (230,919)         $ (2,309,683)            5,129,853          $ 52,014,699
                                                     ============          ============          ============          ============

8. TRUSTEES' FEES AND EXPENSES

      At December 31, 2006 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended December 31, 2006 was $35,792, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended December 31, 2006, such meeting-related expenses amounted to $22,559.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $454,307 and debited additional paid-in capital in the amount of $454,307 at June 30, 2006. This adjustment had no impact on the Fund's aggregate net assets at June 30, 2006. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      At June 30, 2006, the Fund had a capital loss carryover of $2,391,120 of which $2,121,836 expires on June 30, 2009, $15,469 expires on June 30, 2011, and $253,815 expires on June 30, 2012. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed.

      The tax character of distributions:

                                                  Year Ended June 30,
                                                 2006              2005
                                              ----------        ----------
      Net tax-exempt income                   $7,658,064        $5,604,701
      Ordinary income                            459,466           385,843
                                              ----------        ----------
                                              $8,117,530        $5,990,544
                                              ==========        ==========

      As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss                            $(2,391,121)
      Unrealized depreciation                                   (1,317,569)
                                                               -----------
                                                               $(3,708,690)
                                                               ===========

      At June 30, 2006, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

                             TAX-FREE FUND FOR UTAH
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       CLASS A
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                                YEAR ENDED JUNE 30,
                                                  12/31/06         --------------------------------------------------------------
                                                 (UNAUDITED)         2006          2005          2004         2003         2002
                                                 -----------       --------      --------      --------     --------     --------
Net asset value, beginning of period .........    $   9.87        $  10.26      $   9.91      $  10.31       $   9.85      $   9.65
                                                  --------        --------      --------      --------       --------      --------
Income (loss) from investment operations:
  Net investment income ......................        0.20            0.40+         0.41+         0.43++         0.44+         0.46+
  Net gain (loss) on securities (both realized
    and unrealized) ..........................        0.30           (0.37)         0.38         (0.37)          0.48          0.22
                                                  --------        --------      --------      --------       --------      --------
  Total from investment operations ...........        0.50            0.03          0.79          0.06           0.92          0.68
                                                  --------        --------      --------      --------       --------      --------
Le distributions (note 10):
  Dividends from net investment income .......       (0.21)          (0.42)        (0.44)        (0.46)         (0.46)        (0.48)
  Distributions from capital gains ...........          --              --            --            --             --            --
                                                  --------        --------      --------      --------       --------      --------
  Total distributions ........................       (0.21)          (0.42)        (0.44)        (0.46)         (0.46)        (0.48)
                                                  --------        --------      --------      --------       --------      --------
Net asset value, end of period ...............    $  10.16        $   9.87      $  10.26      $   9.91       $  10.31      $   9.85
                                                  ========        ========      ========      ========       ========      ========
Total return (not reflecting sales charge) ...        5.08%*          0.28%         8.06%         0.54%          9.55%         7.22%
Ratios/supplemental data
  Net assets, end of period (in thousands) ...    $143,644        $142,227      $126,091      $ 94,103       $ 85,329      $ 55,957
  Ratio of expenses to average net assets ....        0.67%**         0.64%         0.59%         0.48%          0.43%         0.46%
  Ratio of net investment income to average
    net assets ...............................        3.88%**         3.90%         3.98%         4.19%          4.31%         4.65%
  Portfolio turnover rate ....................       11.96%*          9.61%         8.68%        15.98%          6.43%        27.42%

The expense and net  investment  income ratios  without the effect of the waiver of a portion of the  management fee and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets ....        0.96%**         0.93%         0.97%         0.94%          1.02%         1.00%
  Ratio of net investment income to average
    net assets ...............................        3.59%**         3.61%         3.60%         3.73%          3.72%         4.11%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were (note 3):

  Ratio of expenses to average net assets ....        0.66%**         0.61%         0.56%         0.47%          0.42%         0.40%

----------------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share amount calculated using the daily average shares method.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       CLASS C
                                             ----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                                 YEAR ENDED JUNE 30,
                                               12/31/06       -----------------------------------------------------------------
                                             (UNAUDITED)        2006          2005          2004           2003          2002
                                             -----------      --------      --------      --------       --------      --------
Net asset value, beginning of period .....    $   9.87        $  10.26      $   9.91      $  10.30       $   9.85      $   9.64
                                              --------        --------      --------      --------       --------      --------
Income (loss) from investment operations:
  Net investment income ..................        0.16            0.32+         0.32+         0.34++         0.34+         0.37+
  Net gain (loss) on securities (both
    realized and unrealized) .............        0.29           (0.37)         0.38         (0.36)          0.48          0.23
                                              --------        --------      --------      --------       --------      --------
Total from investment operations .........        0.45           (0.05)         0.70         (0.02)          0.82          0.60
                                              --------        --------      --------      --------       --------      --------
Less distributions (note 10):
  Dividends from net investment income ...       (0.17)          (0.34)        (0.35)        (0.37)         (0.37)        (0.39)
  Distributions from capital gains .......          --              --            --            --             --            --
                                              --------        --------      --------      --------       --------      --------
  Total distributions ....................       (0.17)          (0.34)        (0.35)        (0.37)         (0.37)        (0.39)
                                              --------        --------      --------      --------       --------      --------
Net asset value, end of period ...........    $  10.15        $   9.87      $  10.26      $   9.91       $  10.30      $   9.85
                                              ========        ========      ========      ========       ========      ========
Total return (not reflecting sales charge)        4.56%*         (0.52)%        7.20%        (0.16)%         8.48%         6.36%
Ratios/supplemental data
  Net assets, end of period (in thousands)    $ 32,278        $ 33,791      $ 27,581      $ 21,961       $ 16,420
  Ratio of expenses to average net assets         1.47%**         1.44%         1.39%         1.27%          1.31%         1.34%
  Ratio of net investment income to
    average net assets ...................        3.09%**         3.10%         3.18%         3.38%          3.39%         3.72%
  Portfolio turnover rate ................       11.96%*          9.61%         8.68%        15.98%          6.43%        27.42%

The expense and net  investment  income ratios  without the effect of the waiver of a portion of the  management fee and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets         1.76%**         1.72%         1.77%         1.74%          1.81%         1.78%
  Ratio of net investment income to
    average net assets ...................        2.80%**         2.81%         2.80%         2.93%          2.89%         3.28%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were (note 3):

   Ratio of expenses to average net assets        1.46%**         1.41%         1.36%         1.27%          1.30%         1.28%

                                                                                       CLASS C
                                             ----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                                   YEAR ENDED JUNE 30,
                                               12/31/06       -----------------------------------------------------------------
                                             (UNAUDITED)        2006          2005          2004           2003          2002
                                             -----------      --------      --------      --------       --------      --------
Net asset value, beginning of period .....    $   9.90        $  10.29      $   9.94      $  10.34       $   9.89      $   9.68
                                              --------        --------      --------      --------       --------      --------
Income (loss) from investment operations:
  Net investment income ..................        0.21            0.42+         0.42+         0.44++         0.42+         0.50+
  Net gain (loss) on securities (both
    realized and unrealized) .............        0.30           (0.37)         0.39         (0.36)          0.50          0.20
                                              --------        --------      --------      --------       --------      --------
Total from investment operations .........        0.51            0.05          0.81          0.08           0.92          0.70
                                              --------        --------      --------      --------       --------      --------
Less distributions (note 10):
  Dividends from net investment income ...       (0.22)          (0.44)        (0.46)        (0.48)         (0.47)        (0.49)
  Distributions from capital gains .......          --              --            --            --             --            --
                                              --------        --------      --------      --------       --------      --------
  Total distributions ....................       (0.22)          (0.44)        (0.46)        (0.48)         (0.47)        (0.49)
                                              --------        --------      --------      --------       --------      --------
Net asset value, end of period ...........    $  10.19        $   9.90      $  10.29      $   9.94       $  10.34      $   9.89
                                              ========        ========      ========      ========       ========      ========
Total return (not reflecting sales charge)        5.18%*          0.49%         8.27%         0.76%          9.55%         7.41%
Ratios/supplemental data
  Net assets, end of period (in thousands)    $ 43,773        $ 39,791      $ 17,928      $  8,233       $    883      $     30
  Ratio of expenses to average net assets         0.47%**         0.44%         0.39%         0.28%          0.30%         0.36%
  Ratio of net investment income to
    average net assets ...................        4.08%**         4.10%         4.15%         4.41%          4.17%         4.75%
  Portfolio turnover rate ................       11.96%*          9.61%         8.68%        15.98%          6.43%        27.42%

The expense and net  investment  income ratios  without the effect of the waiver of a portion of the  management fee and the expense reimbursement were (note 3):

  Ratio of expenses to average net assets         0.76%**         0.72%         0.77%         0.74%          0.78%         0.80%
  Ratio of net investment income to
    average net assets ...................        3.79%**         3.82%         3.78%         3.95%          3.70%         4.31%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were (note 3):

   Ratio of expenses to average net assets        0.46%**         0.41%         0.37%         0.27%          0.29%         0.30%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share amount calculated using the daily average shares method.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on July 1, 2006 and held for the six months ended December 31, 2006.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED DECEMBER 31, 2006

                 ACTUAL
             TOTAL RETURN        BEGINNING          ENDING            EXPENSES
                WITHOUT           ACCOUNT           ACCOUNT         PAID DURING
            SALES CHARGES(1)       VALUE             VALUE         THE PERIOD(2)
--------------------------------------------------------------------------------
Class A           5.08%         $1,000.00          $1,050.80        $    3.41
--------------------------------------------------------------------------------
Class C           4.56%         $1,000.00          $1,045.60        $    7.53
--------------------------------------------------------------------------------
Class Y           5.18%         $1,000.00          $1,051.80        $    2.38
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.66%, 1.46% AND 0.46% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED DECEMBER 31, 2006

            HYPOTHETICAL
             ANNUALIZED         BEGINNING           ENDING           EXPENSES
                TOTAL            ACCOUNT            ACCOUNT        PAID DURING
               RETURN             VALUE              VALUE        THE PERIOD(1)
--------------------------------------------------------------------------------
Class A         5.00%           $1,000.00          $1,021.88       $    3.36
--------------------------------------------------------------------------------
Class C         5.00%           $1,000.00          $1,017.85       $    7.43
--------------------------------------------------------------------------------
Class Y         5.00%           $1,000.00          $1,022.89       $    2.35
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.66%, 1.46% AND 0.46% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of Tax-Free Fund For Utah (the "Fund") was held on September 22, 2006. The holders of shares representing 78% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.    To elect Trustees.

                                  DOLLAR AMOUNT OF VOTES:
                                  -----------------------
      TRUSTEE                     FOR                  WITHHELD
      -------                     ---                  --------
      Tucker Hart Adams           $165,938,367       $  1,468,873
      Gary C. Cornia              $166,388,131       $  1,019,100
      Thomas A. Christopher       $166,417,149       $    990,082
      Diana P. Herrmann           $166,330,903       $  1,076,337
      Lyle W. Hillyard            $165,894,391       $  1,512,849
      John C. Lucking             $166,377,117       $  1,030,113
      Anne J. Mills               $166,438,259       $    968,971

2. To act on the selection of Tait, Weller & Baker LLP as the Fund's independent registered public accounting firm.

                                  Dollar Amount of Votes:
                                  -----------------------
                                  FOR             AGAINST         ABSTAIN
                                  ---             -------         -------
                                  $165,164,307    $217,067        $2,025,865

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(SM) produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2006 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT

      Renewal until December 31, 2007 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Fund and the Manager was approved by the Board of Trustees and the independent Trustees in December, 2006. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o     The Annual Report of the Fund for the year ended June 30, 2006;

      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees' review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and

      o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The Trustees reviewed materials relevant to, and considered the following factors:

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER.

      The Manager has provided local management of the Fund's portfolio. The Trustees noted that the Manager employed Mr. Thomas S. Albright and Mr. Kimball Young as co-portfolio managers for the Fund and has established facilities for credit analysis of the Fund's portfolio securities. Mr. Young, based in Salt Lake City, has extensive municipal bond underwriting experience and has provided local information regarding specific holdings in the Fund's portfolio. Mr. Albright has over 25 years of investment management experience. The portfolio managers have also been available to and have met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund's portfolio, with which to assess the Fund as an investment vehicle for residents of Utah in light of prevailing interest rates and local economic conditions.

      The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital.

      The Manager has additionally provided all administrative services to the Fund. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Fund's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance.

      The Board concluded that the services provided were appropriate and satisfactory and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND AND THE MANAGER.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its competitors, with national averages and the benchmark index. It was noted that the materials provided by the Manager indicated that the Fund had investment performance that exceeded or was comparable to that of its peers for one-, five- and ten-year periods. The Board considered these results to be consistent with the purposes of the Fund.

      The Board concluded that the performance of the Fund, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND ITS AFFILIATES AND FROM THE RELATIONSHIP WITH THE FUND.

      The information provided in connection with renewal contained expense data for the Fund and its competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Fund.

      The Board noted that the Manager was currently waiving a portion of its fees and had been since the Fund's inception. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2006 through June 30, 2007 so that total Fund expenses would not exceed the following percentages of the Fund's average net assets for that period: 0.85 of 1% for Class A Shares, 1.65 of 1% for Class C Shares and 0.65 of 1% for Class Y Shares. The Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Fund's competitors.

      The Board further concluded that the profitability to the Manager and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Data provided to the Trustees showed that the Fund's asset size had been increasing in recent years. The Trustees also noted that the materials indicated that the Fund's fees were already lower than those of its peers, including those with breakpoints. Additionally, the Trustees noted that the Manager was currently waiving a substantial portion of its fees. Evaluation of these factors indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIPS WITH THE FUND.

      The Board observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

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

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA investment MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

BOARD OF TRUSTEES
  Gary C. Cornia, Chair
  Tucker Hart Adams
  Thomas A. Christopher
  Diana P. Herrmann
  Lyle W. Hillyard
  John C. Lucking
  Anne J. Mills

OFFICERS
  Diana P. Herrmann, President
  Jerry G. McGrew, Senior Vice President
  Kimball L. Young, Senior Vice President and Co-Portfolio Manager Thomas S. Albright, Senior Vice President and Co-Portfolio Manager
  M. Kayleen Willis, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC INC.
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMorgan Chase Bank, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

	Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

	Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.




SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND FOR UTAH


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
March 9, 2007


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March 9, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 And the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
March 9, 2007



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 9, 2007








TAX-FREE FUND FOR UTAH

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.